UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2015 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2015

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 9.4%
Burlington Stores, Inc.*	7,085	$340,859
CBS Corp., Class B	3,915	197,629
Foot Locker, Inc.	3,685	239,525
Johnson Controls, Inc.	7,810	359,260
Lear Corp.	2,870	361,333
MGM Resorts International*	27,235	619,324
Mohawk Industries, Inc.*	1,475	281,312
PVH Corp.	4,780	436,366
Royal Caribbean Cruises, Ltd.	2,540	235,229
ServiceMaster Global Holdings, Inc.*	4,985	186,838
Sony Corp., Sponsored ADR	11,135	288,619
Target Corp.	6,180	448,050
TEGNA, Inc.	8,085	228,401
Total Consumer Discretionary		4,222,745
Consumer Staples - 3.8%
CVS Health Corp.	2,320	218,289
The Kroger Co.	17,765	669,030
Philip Morris International, Inc.	4,055	354,366
Walgreens Boots Alliance, Inc.	5,800	487,374
Total Consumer Staples		1,729,059
Energy - 12.1%
Apache Corp.	10,095	496,472
Devon Energy Corp.	18,140	834,621
Hess Corp.	16,345	964,355
Nabors Industries, Ltd.	39,000	394,290
Newfield Exploration Co.*	6,630	253,664
Schlumberger, Ltd.	3,985	307,443
Suncor Energy, Inc.	22,265	614,514
Tesoro Corp.	2,040	234,947
Valero Energy Corp.	18,950	1,361,747
Total Energy		5,462,053
Financials - 29.0%
ACE, Ltd.	2,185	250,947
Alexandria Real Estate Equities, Inc.	4,245	390,922
The Allstate Corp.	8,325	522,477
Bank of America Corp.	94,540	1,647,832
Capital One Financial Corp.	6,315	495,791
Citigroup, Inc.	24,355	1,317,362
Discover Financial Services	4,815	273,299

	Shares	Value
E*TRADE Financial Corp.*	17,960	$546,523
The Goldman Sachs Group, Inc.	1,190	226,124
JPMorgan Chase & Co.	22,373	1,491,832
KeyCorp	37,420	490,576
Lincoln National Corp.	5,845	321,417
MetLife, Inc.	19,130	977,352
The PNC Financial Services Group, Inc.	12,980	1,239,720
Prudential Financial, Inc.	8,280	716,634
SL Green Realty Corp.	1,865	220,219
SunTrust Banks, Inc.	13,715	595,505
Synchrony Financial*	7,130	226,948
Voya Financial, Inc.	6,695	272,486
Wells Fargo & Co.	15,120	833,112
Total Financials		13,057,078
Health Care - 15.1%
AbbVie, Inc.	6,845	398,037
Aetna, Inc.	9,365	962,254
Amgen, Inc.	3,625	583,987
Centene Corp.*	3,235	186,821
Cigna Corp.	3,560	480,529
Gilead Sciences, Inc.	4,455	472,052
Laboratory Corp. of America Holdings*	3,885	472,183
Merck & Co., Inc.	16,220	859,822
Mylan N.V.*	9,440	484,272
Pfizer, Inc.	34,210	1,121,062
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,795	490,539
Thermo Fisher Scientific, Inc.	2,180	301,712
Total Health Care		6,813,270
Industrials - 7.8%
American Airlines Group, Inc.	11,645	480,473
General Electric Co.	28,965	867,212
Southwest Airlines Co.	13,720	629,474
Stanley Black & Decker, Inc.	3,265	356,407
Textron, Inc.	8,140	347,334
Trinity Industries, Inc.	19,065	517,615
United Continental Holdings, Inc.*	6,035	336,331
Total Industrials		3,534,846
Information Technology - 11.6%
Activision Blizzard, Inc.	8,080	304,293
Analog Devices, Inc.	6,635	408,915

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 11.6% (continued)
Apple, Inc.	3,980	$470,834
Cisco Systems, Inc.	41,165	1,121,746
eBay, Inc.*	6,220	184,050
Electronic Arts, Inc.*	4,625	313,529
HP, Inc.	25,840	324,034
Intel Corp.	5,305	184,455
Lam Research Corp.	6,395	500,089
Micron Technology, Inc.*	11,650	185,584
Microsoft Corp.	7,090	385,342
Skyworks Solutions, Inc.	4,480	371,930
Western Digital Corp.	3,885	242,463
Xilinx, Inc.	5,115	254,164
Total Information Technology		5,251,428
Materials - 3.4%
Albemarle Corp.	8,095	433,568
The Dow Chemical Co.	12,810	667,785
LyondellBasell Industries N.V., Class A	4,250	407,235
Total Materials		1,508,588
Telecommunication Services - 2.7%
AT&T, Inc.	12,880	433,670

	Shares	Value
Level 3 Communications, Inc.*	6,290	$319,721
Verizon Communications, Inc.	10,290	467,680
Total Telecommunication Services		1,221,071
Utilities - 2.8%
Consolidated Edison, Inc.	4,430	275,324
DTE Energy Co.	2,865	230,604
Exelon Corp.	18,450	503,869
NRG Energy, Inc.	21,245	262,588
Total Utilities		1,272,385
Total Common Stocks (cost $38,922,678)		44,072,523
Other Investment Companies - 1.3%[2]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11% (cost $582,673)	582,673	582,673
Total Investments - 99.0% (cost $39,505,351)		44,655,196
Other Assets, less Liabilities - 1.0%		458,926
Net Assets - 100.0%		$45,114,122

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2015

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 10.7%
American Eagle Outfitters, Inc.[1]	646,018	$10,058,500
CBS Corp., Class B	53,545	2,702,952
MGM Resorts International*	545,350	12,401,259
Mohawk Industries, Inc.*	11,920	2,273,382
Newell Rubbermaid, Inc.	81,670	3,647,382
PVH Corp.	79,736	7,279,099
ServiceMaster Global Holdings, Inc.*	271,780	10,186,314
TEGNA, Inc.	234,380	6,621,235
Total Consumer Discretionary		55,170,123
Consumer Staples - 1.3%
Pinnacle Foods, Inc.	154,065	6,707,990
Energy - 9.0%
Devon Energy Corp.	56,130	2,582,541
Energen Corp.	153,920	9,125,917
Hess Corp.	182,025	10,739,475
Newfield Exploration Co.*	231,035	8,839,399
Precision Drilling Corp.[1]	1,473,540	6,350,957
Valero Energy Corp.	53,330	3,832,294
WPX Energy, Inc.*	609,445	5,229,038
Total Energy		46,699,621
Financials - 28.4%
Alexandria Real Estate Equities, Inc.	92,745	8,540,887
CBRE Group, Inc., Class A*	262,445	9,833,814
Discover Financial Services	42,460	2,410,030
DuPont Fabros Technology, Inc.	271,753	8,978,719
E*TRADE Financial Corp.*	501,265	15,253,494
Endurance Specialty Holdings, Ltd.	63,080	4,160,757
The Hartford Financial Services Group, Inc.	33,585	1,532,819
Invesco, Ltd.	285,642	9,623,279
Lazard, Ltd., Class A	94,365	4,385,142
Liberty Property Trust	356,545	12,086,876
RenaissanceRe Holdings, Ltd.	39,445	4,368,928
SL Green Realty Corp.	85,975	10,151,928
Sunstone Hotel Investors, Inc.	489,012	7,178,696
SunTrust Banks, Inc.	296,260	12,863,609
Synchrony Financial*	274,975	8,752,454
Voya Financial, Inc.	250,105	10,179,274
Webster Financial Corp.	242,550	9,752,936

	Shares	Value
XL Group PLC	169,220	$6,460,820
Total Financials		146,514,462
Health Care - 8.8%
Amsurg Corp.*	80,190	6,740,771
Boston Scientific Corp.*	530,635	9,700,008
Centene Corp.*	74,430	4,298,333
DENTSPLY International, Inc.	44,420	2,694,517
Globus Medical, Inc., Class A*	326,525	8,858,623
VCA, Inc.*	166,610	9,168,548
Waters Corp.*	31,180	4,141,328
Total Health Care		45,602,128
Industrials - 12.1%
AerCap Holdings N.V.*	119,889	5,447,756
Allison Transmission Holdings, Inc.	442,954	12,384,994
American Airlines Group, Inc.	83,670	3,452,224
ITT Corp.	225,065	8,937,331
KAR Auction Services, Inc.	215,620	8,178,467
KBR, Inc.	593,160	11,531,030
Stanley Black & Decker, Inc.	62,104	6,779,273
Trinity Industries, Inc.	216,502	5,878,029
Total Industrials		62,589,104
Information Technology - 10.2%
Activision Blizzard, Inc.	102,739	3,869,151
Ciena Corp.*	347,327	8,697,068
Cirrus Logic, Inc.*	177,287	5,861,108
CoreLogic, Inc.*	53,715	1,979,935
Electronic Arts, Inc.*	38,415	2,604,153
Harris Corp.	70,180	5,834,063
Integrated Device Technology, Inc.*	157,500	4,416,300
Lam Research Corp.	52,835	4,131,697
Mellanox Technologies, Ltd.*	90,770	4,079,204
Skyworks Solutions, Inc.	73,695	6,118,159
Western Digital Corp.	81,640	5,095,152
Total Information Technology		52,685,990
Materials - 7.0%
Albemarle Corp.	171,530	9,187,147
Berry Plastics Group, Inc.*	219,286	7,973,239
Celanese Corp., Series A	95,775	6,776,081
Crown Holdings, Inc.*	63,735	3,308,484
International Paper Co.	100,070	4,185,928

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 7.0% (continued)
Nucor Corp.	110,096	$4,563,479
Total Materials		35,994,358
Telecommunication Services - 3.7%
Level 3 Communications, Inc.*	256,244	13,024,883
SBA Communications Corp., Class A*	56,055	5,894,744
Total Telecommunication Services		18,919,627
Utilities - 7.9%
Ameren Corp.	159,230	6,967,905
DTE Energy Co.	137,775	11,089,510
Dynegy, Inc.*	206,485	3,328,538
Exelon Corp.	320,471	8,752,063
NRG Energy, Inc.	264,355	3,267,428
PG&E Corp.	143,265	7,554,364
Total Utilities		40,959,808
Total Common Stocks (cost $496,770,683)		511,843,211

	Principal Amount	Value
Short-Term Investments - 1.5%
Repurchase Agreements - 0.3%[3]
HSBC Securities USA Inc., dated 11/30/15, due 12/01/15, 0.110%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.500% - 6.500%, 09/28/16 - 12/01/45, totaling $1,020,002)	$1,000,000	$1,000,000
RBC Capital Markets LLC, dated 11/30/15, due 12/01/15, 0.090%, total to be received $315,913 (collateralized by various U.S. Government Agency Obligations, 1.750% - 7.000%, 04/20/25 - 05/20/65, totaling $322,230)	315,912	315,912
Total Repurchase Agreements		1,315,912

	Shares
Other Investment Companies - 1.2%[2]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	6,245,232	6,245,232
Total Short-Term Investments (cost $7,561,144)		7,561,144
Total Investments - 100.6% (cost $504,331,827)		519,404,355
Other Assets, less Liabilities - (0.6)%		(3,067,587)
Net Assets - 100.0%		$516,336,768

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$39,696,929	$6,646,598	$(1,688,331)	$4,958,267
AMG Systematic Mid Cap Value Fund	506,940,168	39,045,112	(26,580,925)	12,464,187

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of November 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Mid Cap Value Fund	$1,282,870	0.2%

[2]	Yield shown represents the November 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of November 30, 2015, the investments in AMG Systematic Large Cap Value Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$511,843,211	—	—	$511,843,211
Short-Term Investments
Repurchase Agreements	—	$1,315,912	—	1,315,912
Other Investment Companies	6,245,232	—	—	6,245,232

Total Investments in Securities	$518,088,443	$1,315,912	—	$519,404,355

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of November 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: January 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: January 7, 2016

By: /s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: January 7, 2016